Borrowings (Details Textual) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Borrowings are collateralized by a pledge of time deposits	¥ 1,060	¥ 5,410
Borrowings Outstanding [Member]
Debt, Weighted Average Interest Rate	6.40%	4.90%
Revolving Credit Facility [Member]
Revolving line of credit	¥ 1,980	¥ 2,790